Investments (Long-term Investments, Equity-method Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Carrying amount of equity method investments	$ 818,298	$ 130,201
Minimum voting interests of equity method investments, percentage	10.00%	10.00%
Maximum voting interests of equity method investments, percentage	65.00%	65.00%
Loss from equity method investments	$ 61,539	$ 18,906	$ 2,747
Impairment losses on equity method investments	16,548	$ 1,943	$ 4,137
Joint venture on mobile terminal products [Member]
Schedule of Equity Method Investments [Line Items]
Carrying amount of equity method investments	425,340
Cash consideration	$ 454,050
Equity interest in equity-method investment	49.50%
A subsidiary [Member]
Schedule of Equity Method Investments [Line Items]
Recognized gain from deconsolidation	$ 62,877